FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Mar. 31, 2026
SCHEDULE OF MATURITIES OF FINANCIAL LIABILITIES ON CONTRACTUAL UNDISCOUNTED CASH FLOWS

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the end of each financial reporting period to the contractual maturity dates. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Within 1 year	1-5 years	Total
	USD	USD	USD
At March 31, 2026
Accounts payable	3,497,580	-	3,497,580
Other payables and accruals	2,693,575	-	2,693,575
Deferred revenues	2,370,026	-	2,370,026
Lease liabilities	156,195	-	156,195
Warrant liabilities	-	28,553,000	28,553,000
	8,717,376	28,553,000	37,270,376
At March 31, 2025
Accounts payable	200,660	-	200,660
Other payables and accruals	706,874	-	706,874
Deferred revenues	505,424	-	505,424
Due to a related company	34,579	-	34,579
Lease liabilities	126,808	110,867	237,675
	1,574,345	110,867	1,685,212

SCHEDULE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES MEASURED AT AMORTIZED COST

The financial assets and financial liabilities in the table below are measured at amortized cost. Management believes the carrying amounts of these financial assets and liabilities measured at amortized cost approximate their fair values.

	At March 31, 2026	At March 31, 2025
	USD	USD
Financial assets
Trade receivables	2,037,154	1,394,545
Other receivables	6,371,441	650,486
Contract assets	154,084	750
Tax recoverable	27,185
Restricted bank balance	383,400	399,400
Cash and cash equivalents	4,865,964	3,111,141
	13,839,228	5,556,322
Financial liabilities
Trade payables	3,497,580	200,660
Other payables	151,190	11,852
Due to related companies	-	34,579
Lease liabilities	156,195	237,675
	3,804,965	484,766